Other Financial Statement Information - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Financial Statement Information [Abstract]
Prepaid Expense		$ 336	$ 332
Prepaid insurance	$ 1,837	27
Prepaid contract costs	889
Deposits	57	86	34
Receivables on exercise of options		52
Other	786	392
Other		83	4
Total Prepaid expenses and other current assets	$ 3,569	$ 557	$ 370